Other Income (Tables)	12 Months Ended
Dec. 31, 2018
Other Income [Abstract]
Other Income [text block table]
in € m.	2018	2017	2016
Other income:
Net gains (losses) on disposal of loans	(4)	19	(128)
Insurance premiums¹	3	4	89
Net income (loss) from hedge relationships qualifying for hedge accounting	(497)	(609)	(370)
Consolidated investments	0	0	362
Remaining other income²	712	112	1,100
Total other income (loss)	215	(475)	1,053

[1]Net of reinsurance premiums paid. The development is primarily driven by Abbey Life Assurance Company Limited which has been sold in 2016.

[2] Includes net gains (losses) of € 141 million, € -81 million and € 744 million for the years ended December 31, 2018, 2017 and 2016, respectively, that are related to non-current assets and disposal groups held for sale.